Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock A
Common stock, par value	$ 0.001
Common stock, shares authorized	500,000,000	0
Common stock, shares issued	7,758,499	0
Common stock, shares outstanding	7,758,499	0
Common Stock B
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	14,577,568	15,998,106	15,994,959
Common stock, shares outstanding	14,577,568	15,998,106	15,994,959